Intangible Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets (Details) [Line Items]
Intangible assets at carrying value	$ 20,972,510	$ 22,208,594	$ 259,102	$ 321,406
Intangible assets useful life			10 years
Impairment loss during the year
Computer software [member]
Intangible Assets (Details) [Line Items]
Intangible assets at carrying value		9,927
Cannabis Distribution License [Member]
Intangible Assets (Details) [Line Items]
Intangible assets at carrying value	15,986	15,264	17,016	17,146
Cannabis API manufacturing and GMP license [Member]
Intangible Assets (Details) [Line Items]
Intangible assets at carrying value	$ 20,950,992	22,183,403	242,086
Cannabis Operator's License [Member]
Intangible Assets (Details) [Line Items]
Intangible assets at carrying value		$ 210,402	$ 242,086	$ 304,260
Intangible assets useful life	8 years 6 months	9 years	6 years 6 months